Expense Example {- Fidelity® Growth Strategies Fund} - 11.30 Fidelity Growth Strategies Fund - Retail PRO-07 - Fidelity® Growth Strategies Fund - Fidelity Growth Strategies Fund-Retail Class	Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786